Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

November 5, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Deutsche Unconstrained Income Fund (formerly DWS Unconstrained Income Fund) (the “Fund”), a series of Deutsche Income Trust (formerly DWS Income Trust) (the “Trust”) (Reg. Nos. 002-91577 / 811-04049)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on October 31, 2014.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price P.C.